UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Firefly Value Partners, LP
         ---------------------------------------
Address: 551 Fifth Avenue, 36th Floor
         ---------------------------------------
         New York, NY 10176
         ---------------------------------------
Form 13F File Number: 028-13676
                      --------------------------
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Daniel Jemal
       ---------------------------------------
Title: Chief Financial Officer
       ---------------------------------------
Phone: (212) 672-9600
       ---------------------------------------
Signature, Place, and Date of Signing:

/s/ Daniel Jemal                  New York, NY              May 15, 2013
-------------------             -----------------       --------------------
    [Signature]                   [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             NONE
                                          ------------------
Form 13F Information Table Entry Total:          46
                                          ------------------
Form 13F Information Table Value Total:     796,028
                                          ------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE.

                           Form 13F INFORMATION TABLE

        COLUMN 1              COLUMN 2     COLUMN 3      COLUMN 4          COLUMN 5          COLUMN 6   COLUMN 7       COLUMN 8
------------------------   --------------  ---------     --------   ----------------------  ----------  --------   ----------------
                                                         VALUE      SHRS OR    SH/  PUT/    INVESTMENT  OTHER      VOTING AUTHORITY
      NAME OF ISSUER       TITLE OF CLASS    CUSIP       (x$1000)   PRN AMT    PRN  CALL    DISCRETION  MANAGER    SOLE SHARED NONE
-----------------------------------------------------------------------------------------------------------------------------------
ALLIANCE BANCORP PA NEW   COM             01890A108      6,637     497,127      SH            SOLE       N/A         497,127
ADVANCED MICRO DEVICES    COM             007903907      4,080   1,600,000          CALL      SOLE       N/A
AFFYMAX INC               COM             00826A109      1,009     733,700      SH            SOLE       N/A         733,700
AMERICAN INTL GROUP INC   COM NEW         026874784     42,778   1,101,950      SH            SOLE       N/A       1,101,950
ASB BANCORP INC N C       COM             00213T109      8,185     481,770      SH            SOLE       N/A         481,770
ASML HOLDING N V          NY REGISTRY SHS N07059210     62,527     919,650      SH            SOLE       N/A         919,650
BANK OF AMERICA CORP      *W EXP
                           01/16/2019     060505146     37,942   6,656,475      SH            SOLE       N/A       6,656,475
CAMCO FINL CORP           COM             132618109      3,985   1,148,547      SH            SOLE       N/A       1,148,547
COMERICA INC              COM             200340107     15,570     433,114      SH            SOLE       N/A         433,114
COMERICA INC              *W EXP
                           11/14/2018     200340115     23,547   2,275,037      SH            SOLE       N/A       2,275,037
DEX ONE CORP              COM             25212W100         86      50,000      SH            SOLE       N/A          50,000
EDUCATION MGMT CORP       COM             28140M103        130      35,300      SH            SOLE       N/A          35,300
ENSCO PLC                 SHS CLASS A     G3157S106     47,363     789,375      SH            SOLE       N/A         789,375
FEDFIRST FINL CORP NEW    COM             31429C101      2,645     149,010      SH            SOLE       N/A         149,010
FIRST CONN BANCRP INC MD  COM             319850103        305      20,700      SH            SOLE       N/A          20,700
FIRST FINL NORTHWEST IN   COM             32022K102      1,686     215,937      SH            SOLE       N/A         215,937
FRANKLIN FINL CORP VA     COM             35353C102      6,935     380,000      SH            SOLE       N/A         380,000
FS BANCORP INC            COM             30263Y104      4,108     259,200      SH            SOLE       N/A         259,200
GEORGETOWN BANC INC MD    COM             372591107        440      32,000      SH            SOLE       N/A          32,000
GOLDMAN SACHS GROUP INC   COM             38141G954     38,259     260,000          PUT       SOLE       N/A         260,000
GROUP 1 AUTOMOTIVE INC    COM             398905109     24,903     414,565      SH            SOLE       N/A         414,565
HAMILTON BANCORP INC MD   COM             407015106      1,359      98,924      SH            SOLE       N/A          98,924
HOME BANCORP INC          COM             43689E107     12,098     650,060      SH            SOLE       N/A         650,060
HOME FED BANCORP INC MD   COM             43710G105     17,543   1,370,547      SH            SOLE       N/A       1,370,547
HOME FED BANCORP LA NEW   COM             43708L108      1,162      65,471      SH            SOLE       N/A          65,471
HUNTINGTON INGALLS INDS   COM             446413106     48,006     900,171      SH            SOLE       N/A         900,171
IF BANCORP INC            COM             44951J105      3,083     202,196      SH            SOLE       N/A         202,196
JPMORGAN CHASE & CO       COM             46625H950     35,239     742,500          PUT       SOLE       N/A         742,500
KEYCORP NEW               COM             493267908     12,524   1,257,400          CALL      SOLE       N/A
LDK SOLAR CO LTD          COM             50183L957        221     200,500          PUT       SOLE       N/A         200,500
LOUISIANA BANCORP NEW     COM             54619P104      1,056      61,697      SH            SOLE       N/A          61,697
MORGAN STANLEY            COM             617446958     43,960   2,000,000          PUT       SOLE       N/A       2,000,000
NAUGATUCK VY FINL MD      COM             63906P107      4,817     686,225      SH            SOLE       N/A         686,225
NOBLE CORPORATION BAAR    NAMEN -AKT      H5833N103     61,355   1,608,255      SH            SOLE       N/A       1,608,255
POAGE BANKSHARES INC      COM             730206109      1,011      67,627      SH            SOLE       N/A          67,627

                           Form 13F INFORMATION TABLE

        COLUMN 1              COLUMN 2     COLUMN 3      COLUMN 4          COLUMN 5          COLUMN 6   COLUMN 7       COLUMN 8
------------------------   --------------  ---------     --------   ----------------------  ----------  --------   ----------------
                                                         VALUE      SHRS OR    SH/  PUT/    INVESTMENT  OTHER      VOTING AUTHORITY
      NAME OF ISSUER       TITLE OF CLASS    CUSIP       (x$1000)   PRN AMT    PRN  CALL    DISCRETION  MANAGER    SOLE SHARED NONE
-----------------------------------------------------------------------------------------------------------------------------------
POLONIA BANCORP INC MD    COM             73158Q109        809      90,526      SH            SOLE       N/A          90,526
REGIONS FINL CORP NEW     COM             7591EP100     51,402   6,276,211      SH            SOLE       N/A       6,276,211
SANOFI                    SPONSORED ADR   80105N105     39,667     776,563      SH            SOLE       N/A         776,563
SIMPLICITY BANCORP        COM             828867101      6,943     461,922      SH            SOLE       N/A         461,922
SOUND FINL BANCORP INC    COM             83607A100        570      45,000      SH            SOLE       N/A          45,000
SP BANCORP INC            COM             78468K106      2,553     138,000      SH            SOLE       N/A         138,000
SUPERVALU INC             COM             868536103      9,239   1,833,101      SH            SOLE       N/A       1,833,101
TECH DATA CORP            COM             878237106     46,494   1,019,825      SH            SOLE       N/A       1,019,825
WABCO HLDGS INC           COM             92927K102     22,021     311,957      SH            SOLE       N/A         311,957
WELLS FARGO & CO NEW      *W EXP
                           10/28/2018     949746119     35,153   2,929,384      SH            SOLE       N/A       2,929,384
WOLVERINE BANCORP INC     COM             977880103      4,623     245,764      SH            SOLE       N/A         245,764